BACKLOG ASSET / DEFERRED CHARTER REVENUE	12 Months Ended
Dec. 31, 2011
BACKLOG ASSET / DEFERRED CHARTER REVENUE
BACKLOG ASSET / DEFERRED CHARTER REVENUE

9. BACKLOG ASSET / DEFERRED CHARTER REVENUE

The movement of the backlog asset and the deferred charter revenue as of December 31, 2011 was as follows:

	Backlog Asset	Deferred Charter Revenue

PREDECESSOR
Balance at January 1, 2009	$-	$2,916
Additions	-	-
Amortization	-	(1,694)
Balance at October 13, 2009	$-	$1,222

SUCCESSOR
Additions	-	-
Change in control — basis adjustment	$7,520	$(1,222)
Amortization	(1,992)	-

Balance at December 31, 2009	5,528	-

Business combination (Note 5)	9,833	3,051
Additions	53,186	710
Amortization	(13,890)	(3,194)
Balance at December 31, 2010	54,657	567

Amortization	(8,697)	(567)
Impairment loss	(43,214)	-
Balance at December 31, 2011	$2,746	$-

December 31, 2011
Current	$2,404	$-
Non-current	$342	$-

December 31, 2010
Current	$8,492	$476
Non-current	$46,165	$91

As a result of the business combination disclosed in Note 5, the transaction related to the Kamsarmax vessels described in Note 10, and the July 2010 acquisition of five dry bulk vessels described in Note 11, the Company acquired backlog assets of $9,833, $27,677 and $25,509, respectively.

Future amortization expense of the backlog asset, related to the Newlead Markela, in aggregate will be $2,404 and $342 over the next two years, respectively.

Impairment of backlog assets

As a result of the impairment testing of the vessel asset groups, certain backlog assets related to the vessels Newlead Tomi, Navios Serenity, Newlead Gujarat and Hull 4029 were considered impaired as of December 31, 2011 and an impairment charge totaling $43,214 was recognized. See Note 3 for the details related to the impairment tests of the vessel asset groups.